Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share [Abstract]
Weighted average number of shares, Recognition and Retention Plan	642,008	612,097	571,262
Weighted average number of shares, treasury stock	2,223,306	1,964,825	1,300,222
Stock options having antidilutive effect on earnings per share	483,696	752,188	542,716